                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 135 East 57th Street
         30th Floor
         New York, New York  10022

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Raymond Debbane
Title: President
Phone: (212) 317-7520

Signature, Place, and Date of Signing:

/s/ Raymond Debbane                    New York, New York           11/11/05
------------------------------    ----------------------------  ----------------
         [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           53

Form 13F Information Table Value Total:     $216,453
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.                         Form 13F File Number                       Name
---                         --------------------                       ----

_______                     28-___________                             NONE

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                           FORM 13F INFORMATION TABLE
                          PERIOD ENDING MARCH 31, 2005

----------------------------------------------------------------------------------------------
          COLUMN 1             COLUMN 2        COLUMN 3     COLUMN 4           COLUMN 5
----------------------------------------------------------------------------------------------
       NAME OF ISSUER          TITLE OR                      VALUE      SHRS OR    SH/  PUT/
                                 CLASS           CUSIP     (x$1,000)    PRN AMT    PRN  CALL
----------------------------------------------------------------------------------------------
ACCENTURE ALTD BERMUDA         CL A            G1150G111    $1,208       50,000    SH
ALLEGHANY CORP DEL             COM             017175100    $1,524        5,500    SH
ALPHA NATURAL RESOURCES INC    COM             02076X102    $1,434       50,000    SH
ALTRIA GROUP INC               COM             172967101    $3,200          500         CALL
AMERICAN INTL GROUP INC        COM             026874107    2,771        50,000    SH
ANTIGENICS INC                 COM             037032109    $1,173      175,000    SH
BANTA CORP                     COM             066821109    $2,140       50,000    SH
BEARINGPOINT INC               COM             074002106    $877        100,000    SH
BIOVERIS CORP                  COM             090676107    $264         50,000    SH
CARDINAL HEALTH INC            COM             14149Y108    $2,790       50,000    SH
CAREER EDUCATION CORP          COM             141665109    $1,199       35,000    SH
CLEVELAND CLIFFS INC           COM             185896107    $729         10,000    SH
COLOR KINETICS INC             COM             19624P100    $504         50,000    SH
COPART INC                     COM             217204106    $1,178       50,000    SH
CORINTHIAN COLLEGES INC        COM             218868107    $11,397     725,000    SH
DORAL FINL CORP                COM             25811P100    $1,095       50,000    SH
DORAL FINL CORP                COM             25811P100    $1,068          500         CALL
ELAN PLC                       ADR             284131208    $27,584   8,513,500    SH
ELAN PLC                       ADR             284131208    $324          1,000         CALL
ENDOLOGICS INC                 COM             29266S106    $719        125,000    SH
GOLDMAN SACHS GROUP INC        COM             38141G104    $1,100       10,000    SH
HEALTH MGMT ASSOC INC          CL A            421933102    $52,360   2,000,000    SH
HERBALIFE LTD                  COM USD SHR     G4412G101    $3,048      200,000    SH
HUNTSMAN CORP                  COM             447011107    $583         25,000    SH
INFINEON TECHNOLOGIES AG       SPONSORED ADR   45662N103    $955        100,000    SH
JPMORGAN & CHASE & CO          COM             46625H100    $6,718        2,000         CALL
KEMET CORP                     COM             488360108    $1,163      150,000    SH
LAS VEGAS SANDS CORP           COM             517834107    $900         20,000    SH
LAUREATE EDUCATION INC         COM             518613104    $856         20,000    SH
LEAPFROG ENTERPRISES INC       CL A            52186N106    $17,025   1,500,000    SH
LEXICON GENETICS INC           COM             528872104    $2,555      500,000    SH
LIBERTY MEDIA CORP             COM SER A       530718105    $1,037      100,000    SH
MERCK & CO INC                 COM             589331107    $3,156        1,000         CALL
MERIX CORP                     COM             590049102    $280         25,000    SH
MI DEVS INC                    CL A SUB VTG    55304X104    $794         25,000    SH
MITTAL STEEL CO N V            NY REG SH CL A  60684P101    $1,618       50,000    SH
NITROMED INC                   COM             654798503    $1,298       75,000    SH
NTL INC DEL                    COM             62940M104    $4,775       75,000    SH
NU SKIN ENTERPRISES INC        CL A            67018T105    $11,255     500,000    SH

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
----------------------------------------------------------------------------------------------
          COLUMN 1             COLUMN 2        COLUMN 3     COLUMN 4           COLUMN 5
----------------------------------------------------------------------------------------------
       NAME OF ISSUER          TITLE OR                      VALUE      SHRS OR    SH/  PUT/
                                 CLASS           CUSIP     (x$1,000)    PRN AMT    PRN  CALL
----------------------------------------------------------------------------------------------
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR   68370R109    $2,754       80,000    SH
PALATIN TECHNOLOGIES INC       COM NEW         696077304    $1,404      600,000    SH
PFIZER INC                     COM             717081103    $1,970       75,000    SH
PRIMUS TELECOMMUNICATIONS GR   COM             741929103    $707        450,000    SH
RADVISION LTD                  ORD             M81869105    $506         40,000    SH
RHODIA                         SPONSORED ADR   762397107    $107         50,000    SH
ROYCE FOCUS TR                 COM             78080N108    $355         35,819    SH
SAPPI LTD                      SPON ADR NEW    803069202    $2,460      200,000    SH
SPX CORP                       COM             784635104    $2,164       50,000    SH
TELEWEST GLOBAL INC            COM             87956T107    $1,690       95,000    SH
U S GLOBAL INVS INC            CLA             902952100    $599        100,000    SH
VICURON PHARMACEUTICALS INC    COM             926471103    24,822    1,575,000    SH
WEBMD CORP                     COM             94769M105    $850        100,000    SH
WILLIAMS COS INC               COM             969457100    $1,411       75,000    SH